Summary of Significant Accounting Policies (Basic And Diluted Earnings Per Common Share Attributable To Mylan Inc.) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net earnings attributable to Mylan Inc. common shareholders	$ 180,232		$ 158,908		$ 177,689		$ 106,882		$ 161,964		$ 211,257		$ 138,550		$ 129,079		$ 623,711	$ 640,850	$ 536,810
Weighted average common shares outstanding																	383,327	415,210	430,839
Weighted average number diluted shares outstanding adjustment, stock-based awards and warrants																	11,127	5,026	7,946
Basic earnings per common share attributable to Mylan Inc. common shareholders	$ 0.48	[1]	$ 0.42	[1]	$ 0.47	[1]	$ 0.27	[1]	$ 0.40	[1]	$ 0.52	[1]	$ 0.33	[1]	$ 0.30	[1]	$ 1.63	$ 1.54	$ 1.25
Total dilutive shares outstanding																	394,454	420,236	438,785
Diluted earnings per common share attributable to Mylan Inc.	$ 0.45	[1]	$ 0.40	[1]	$ 0.46	[1]	$ 0.27	[1]	$ 0.39	[1]	$ 0.51	[1]	$ 0.33	[1]	$ 0.30	[1]	$ 1.58	$ 1.52	$ 1.22

[1]	The sum of earnings per share for the quarters may not equal earnings per share for the total year due to changes in the average number of common shares outstanding.